Segment Information	12 Months Ended
Dec. 31, 2015
Segment Information
Segment Information

NOTE 4. SEGMENT INFORMATION

Our segments are strategic business units that offer products and services to different customer segments over various technology platforms and/or in different geographies that are managed accordingly. Due to recent organizational changes and our July 24, 2015 acquisition of DIRECTV, effective for the quarter ended September 30, 2015, we revised our operating segments to align with our new management structure and organizational responsibilities. We analyze our operating segments based on segment contribution, which consists of operating income, excluding acquisition-related costs and other significant items (as discussed below), and equity in net income of affiliates for investments managed within each operating segment. We have four reportable segments: (1) Business Solutions, (2) Entertainment Group, (3) Consumer Mobility and (4) International.

We also evaluate segment performance based on segment operating income before depreciation and amortization, which we refer to as EBITDA and/or EBITDA margin. We believe EBITDA to be a relevant and useful measurement to our investors as it is part of our internal management reporting and planning processes and it is an important metric that management uses to evaluate segment operating performance. EBITDA does not give effect to cash used for debt service requirements and thus does not reflect available funds for distributions, reinvestment or other discretionary uses.

The Business Solutions segment provides services to business, governmental and wholesale customers and individual subscribers who purchase wireless services through employer-sponsored plans. We provide advanced IP-based services including Virtual Private Networks (VPN), Ethernet-related products and broadband, collectively referred to as strategic business services, as well as traditional data and voice products. We utilize our wireless and wired network and are marketed to provide a complete communications solution to our business customers.

The Entertainment Group segment provides video, Internet and voice communication services to residential customers located in the U.S. or in U.S. territories. We utilize our copper and IP-based (referred to as “wired” or “wireline”) wired network and/or our satellite technology.

The Consumer Mobility segment provides nationwide wireless service to consumers, and wireless wholesale and resale subscribers located in the U.S. or in U.S. territories. We utilize our U.S. wireless network to provide voice and data services, including high-speed Internet, video entertainment and home monitoring services.

The International segment provides entertainment services in Latin America and wireless services in Mexico. Video entertainment services are provided to primarily residential customers using satellite technology. We utilize our regional and national networks in Mexico to provide consumer and business customers with wireless data and voice communication services. Our international subsidiaries conduct business in their local currency and operating results are converted to U.S. dollars using official exchange rates.

In reconciling items to consolidated operating income and income before income taxes, Corporate and Other includes: (1) operations that are not considered reportable segments and that are no longer integral to our operations or which we no longer actively market, and (2) impacts of corporate-wide decisions for which the individual operating segments are not being evaluated, including interest costs and expected return on plan assets for our pension and postretirement benefit plans.

Certain operating items are not allocated to our business segments:

  Acquisition-related items include (1) operations and support items associated with the merger and integration of newly acquired businesses, and (2) the noncash amortization of intangible assets acquired in acquisitions.
  Certain significant items include (1) noncash actuarial gains and losses from pension and other postretirement benefits, (2) employee separation charges associated with voluntary and/or strategic offers, (3) losses resulting from abandonment or impairment of assets and (4) other items for which the segments are not being evaluated.

Interest expense and other income (expense) – net, are managed only on a total company basis and are, accordingly, reflected only in consolidated results. Therefore, these items are also not included in each segment's reportable results.

Our operating assets are utilized by multiple segments and consist of our wireless and wired networks as well as an international satellite fleet. We manage our assets to provide for the most efficient, effective and integrated service to our customers, not by operating segment, and therefore asset information and capital expenditures by segment are not presented. Depreciation is allocated based on network usage or asset utilization by segment.

For the year ended December 31, 2015
	Revenue	Operations and Support Expenses	EBITDA	Depreciation and Amortization	Operating Income (Loss)	Equity in Net Income (Loss) of Affiliates	Segment Contribution
Business Solutions	$71,127	$44,946	$26,181	$9,789	$16,392	$-	$16,392
Entertainment Group	35,294	28,345	6,949	4,945	2,004	(4)	2,000
Consumer Mobility	35,066	21,477	13,589	3,851	9,738	-	9,738
International	4,102	3,930	172	655	(483)	(5)	(488)
Segment Total	145,589	98,698	46,891	19,240	27,651	$(9)	$27,642
Corporate and Other	1,297	1,057	240	64	176
Acquisition-related items	(85)	1,987	(2,072)	2,712	(4,784)
Certain significant items	-	(1,742)	1,742	-	1,742
AT&T Inc.	$146,801	$100,000	$46,801	$22,016	$24,785

For the year ended December 31 2014
	Revenue	Operations and Support Expenses	EBITDA	Depreciation and Amortization	Operating Income (Loss)	Equity in Net Income (Loss) of Affiliates	Segment Contribution
Business Solutions	$70,606	$45,826	$24,780	$9,355	$15,425	$-	$15,425
Entertainment Group	22,233	18,992	3,241	4,473	(1,232)	(2)	(1,234)
Consumer Mobility	36,769	23,891	12,878	3,827	9,051	(1)	9,050
International	-	-	-	-	-	153	153
Segment Total	129,608	88,709	40,899	17,655	23,244	$150	$23,394
Corporate and Other	2,839	2,471	368	105	263
Acquisition-related items	-	785	(785)	487	(1,272)
Certain significant items	-	9,997	(9,997)	26	(10,023)
AT&T Inc.	$132,447	$101,962	$30,485	$18,273	$12,212

For the year ended December 31, 2013
	Revenue	Operations and Support Expenses	EBITDA	Depreciation and Amortization	Operating Income (Loss)	Equity in Net Income (Loss) of Affiliates	Segment Contribution
Business Solutions	$67,647	$43,442	$24,205	$8,965	$15,240	$-	$15,240
Entertainment Group	21,542	17,943	3,599	4,815	(1,216)	-	(1,216)
Consumer Mobility	36,243	22,545	13,698	3,683	10,015	-	10,015
International	-	-	-	-	-	532	532
Segment Total	125,432	83,930	41,502	17,463	24,039	$532	$24,571
Corporate and Other	3,320	2,987	333	274	59
Acquisition-related items	-	-	-	658	(658)
Certain significant items	-	(7,312)	7,312	-	7,312
AT&T Inc.	$128,752	$79,605	$49,147	$18,395	$30,752

The following table is a reconciliation of operating income (loss) to "Income Before Income Taxes" reported on our consolidated statements of income:

	2015	2014	2013
Business Solutions	$16,392	$15,425	$15,240
Entertainment Group	2,000	(1,234)	(1,216)
Consumer Mobility	9,738	9,050	10,015
International	(488)	153	532
Segment Operating Income	27,642	23,394	24,571
Reconciling Items:
Corporate and Other	176	263	59
Merger and integration charges	(2,072)	(785)	-
Amortization of intangibles acquired	(2,712)	(487)	(658)
Actuarial gain (loss)	2,152	(7,869)	7,584
Employee separation charges	(375)	-	(501)
Other (expenses) credits	(35)	-	229
Asset abandonments and impairments	-	(2,154)	-
Segment equity in net income (loss) of affiliates	9	(150)	(532)
AT&T Operating Income	24,785	12,212	30,752
Interest expense	4,120	3,613	3,940
Equity in net income of affiliates	79	175	642
Other income (expense) - net	(52)	1,581	596
Income Before Income Taxes	$20,692	$10,355	$28,050

The following table sets forth revenues earned from subscribers located in different geographic areas. Property is grouped by its physical location.

	2015		2014		2013
	Revenues	Net Property, Plant & Equipment	Revenues	Net Property, Plant & Equipment	Revenues	Net Property, Plant & Equipment
United States	$140,234	$118,515	$129,772	$112,092	$126,212	$110,090
Latin America
Brazil	1,224	1,384	142	33	136	41
Other	1,157	1,530	99	67	92	72
Mexico	2,046	2,369	94	20	90	24
Other	2,140	652	2,340	686	2,222	741
Total	$146,801	$124,450	$132,447	$112,898	$128,752	$110,968